ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Restated) - Reclassification from Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items, net		$ 118,604	$ 74,094	$ (38,219)
Gain on sale of Golar Maria	[1]	(102,406)	(43,287)	(82,270)
Amount reclassified from accumulated other comprehensive income		382	3,235	8
Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income		382	3,235	8
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income		382	3,235	8
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Currency swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items, net		0	0	(718)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Interest rate swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items, net		382	3,235	(1,644)
Gain on sale of Golar Maria		$ 0	$ 0	$ 2,370

[1]	This includes amounts arising from transactions with related parties (see note 31).